Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of provision for (recovery of) income taxes

The company’s provision for income taxes for the years ended December 31 were comprised as follows:

	2024	2023
Current income tax:
Current year expense(1)	1,132.0	648.8
Adjustments to prior years’ income taxes	(11.4)	(8.7)
	1,120.6	640.1
Deferred income tax:
Origination and reversal of temporary differences	291.3	193.4
Adjustments to prior years’ deferred income taxes	(36.3)	(20.1)
	255.0	173.3

Provision for income taxes	1,375.6	813.4

(1)Includes Pillar Two global minimum taxes of $93.7 in 2024 (2023 - nil), which primarily relate to income earned in Bermuda.

Schedule of earnings before income taxes by jurisdiction

A significant portion of the company’s earnings before income taxes may be earned or incurred outside of Canada. The statutory income tax rates for jurisdictions outside of Canada generally differ from the Canadian statutory income tax rate, and may be significantly higher or lower. The company’s earnings before income taxes by jurisdiction and the associated provision for (recovery of) income taxes for the years ended December 31 are summarized in the following table:

	2024					2023
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total
Earnings before income taxes	1,089.9	2,182.8	662.5	1,703.3	5,638.5	1,115.6	1,764.3	881.9	2,146.5	5,908.3
Provision for (recovery of) income taxes	499.9	454.0	81.2	340.5	1,375.6	234.9	362.2	(48.5)	264.8	813.4
Net earnings	590.0	1,728.8	581.3	1,362.8	4,262.9	880.7	1,402.1	930.4	1,881.7	5,094.9
(1)	Includes Fairfax India.
(2)	Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that Odyssey Group has operations outside of the U.S.), U.S. Run-off and other associated holding company results.
(3)	Comprised of Brit.
(4)	Primarily includes companies in India, Asia and Europe (excluding the U.K.), and Allied World, which has operations in multiple jurisdictions, and in 2024 also includes Gulf Insurance which is based in Kuwait and operates through its subsidiaries throughout the Middle East and North Africa region.

Schedule of reconciliations of the provision for (recovery of) income taxes

Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2024	2023
Canadian statutory income tax rate	26.5%	26.5%
Provision for income taxes at the Canadian statutory income tax rate	1,494.2	1,565.7
Non-taxable investment income and losses	(88.2)	(182.3)
Tax rate differential on income and losses outside Canada	(140.0)	(473.2)
Change in unrecorded tax benefit of losses and temporary differences	87.3	(9.7)
Change in tax rate for deferred income taxes	49.1	(132.3)
Recovery relating to prior years	(47.7)	(28.8)
Foreign exchange effect	(23.3)	12.5
Other including permanent differences	44.2	61.5
Provision for income taxes	1,375.6	813.4

Schedule of income taxes refundable and payable

Income taxes refundable and payable were as follows:

	December 31,	December 31,
	2024	2023
Income taxes refundable	86.7	59.0
Income taxes payable	(432.3)	(306.9)
Net income taxes payable	(345.6)	(247.9)

Schedule of changes net income taxes (payable) refundable

Changes in net income taxes payable during the years ended December 31 were as follows:

	2024	2023
Balance - January 1	(247.9)	(293.9)
Amounts recorded in the consolidated statements of earnings	(1,120.6)	(640.1)
Payments made during the year	1,005.6	713.9
Acquisitions of subsidiaries (note 21)	(8.6)	(31.3)
Foreign exchange effect and other	25.9	3.5
Balance - December 31	(345.6)	(247.9)

Schedule of changes in net deferred income tax asset

Changes in the net deferred income tax asset (liability) during the years ended December 31 were as follows:

	2024
	Operating		Insurance
	and		and
	capital		reinsurance	Intangible	Tax
	losses	Investments	held contracts	assets	credits	Other	Total
Balance - January 1	313.4	(611.8)	(358.0)	(308.3)	33.6	(18.1)	(949.2)
Amounts recorded in the consolidated statement of earnings	(59.8)	(183.7)	(119.0)	36.3	25.5	45.7	(255.0)
Amounts recorded in total equity	5.8	14.4	—	—	—	(27.8)	(7.6)
Acquisitions of subsidiaries (note 21)	10.7	0.1	(0.3)	(186.1)	(0.3)	(31.1)	(207.0)
Foreign exchange effect and other	(16.0)	13.5	0.5	15.3	0.2	16.3	29.8
Balance - December 31	254.1	(767.5)	(476.8)	(442.8)	59.0	(15.0)	(1,389.0)

	2023
	Operating		Insurance
	and		and
	capital		reinsurance	Intangible	Tax
	losses	Investments	held contracts	assets	credits	Other	Total
Balance - January 1	226.8	(193.0)	(382.8)	(376.1)	75.4	(81.0)	(730.7)
Amounts recorded in the consolidated statement of earnings	57.2	(411.8)	41.1	116.6	(20.2)	43.8	(173.3)
Amounts recorded in total equity	15.0	(5.8)	—	—	—	5.8	15.0
Acquisitions of subsidiaries (note 21)	(0.3)	2.7	(4.1)	(46.2)	—	(13.0)	(60.9)
Foreign exchange effect and other	14.7	(3.9)	(12.2)	(2.6)	(21.6)	26.3	0.7
Balance - December 31	313.4	(611.8)	(358.0)	(308.3)	33.6	(18.1)	(949.2)